Share Capital and Warrants - Additional Information (Details) $ / shares in Units, shares in Millions, $ in Millions	2 Months Ended		12 Months Ended
	Mar. 10, 2026 $ / shares	Mar. 10, 2026 CAD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CAD ($) $ / shares shares
Share Capital And Warrants [Line Items]
Share repurchases | $				$ 15.3		$ 13.2
Share repurchases, shares				5.9		5.0
Shares repurchased weighted average price per common share | (per share)			$ 1.79	$ 2.57	$ 1.84	$ 2.61
Decrease in accumulated deficit | $				$ (37.3)		$ (31.7)
Subsequent events
Share Capital And Warrants [Line Items]
Share repurchases | $		$ 8.9
Share repurchases, shares		4.2
Shares repurchased weighted average price per common share | (per share)	$ 1.56	$ 2.13
Lightbox
Share Capital And Warrants [Line Items]
Number of shares issued						1.1
Acquiring rights of franchise store
Share Capital And Warrants [Line Items]
Number of shares issued						0.1